CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 738,101	$ 1,874,330
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	19,828,790	19,901,959
Treasury stock, shares	171,210	98,041